Note 5 - Loss Per Share - Shares Used in Basic and Diluted Loss Per Common Share Computations (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Net loss available in basic and diluted calculation		$ (6,526,014)	$ (4,790,530)
Unrealized gain (loss) from marketable securities		1,501
Comprehensive (loss)		$ (6,524,513)	$ (4,790,530)
Weighted average common shares outstanding-basic (in shares)		2,823,345	155,233
Effect of dilutive stock options, warrants and preferred stock (1) (in shares)	[1]
Loss per common share - basic and diluted (in dollars per share)		$ (2.31)	$ (30.86)

[1]	The number of shares underlying options and warrants outstanding as of December 31, 2016 and December 31, 2015 are 1,036,744 and 354,449, respectively. The number of shares underlying the preferred stock as of December 31, 2016 is 79,246. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.